U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 50249

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1. Name and address of issuer:

Conestoga Family of Funds
680 East Swedesford Road
Wayne,  PA 19087


2. Name of each series or class of funds for which this notice is filed:
Cash Management Fund
US Treasury Securities Fund
Tax Free Fund
Equity Fund
Bond Fund
Intermediate Income Fund
Pennsylvania Tax-Free Bond Fund
Special Equity Fund
Short-Term Income Fund
Balanced Fund
International Equity Fund


3. Investment Company Act File Number: 811-5855

    Securities Act File Number:  33-30431


4. Last day of fiscal year for which this notice is filed:
October 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                    [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0


8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0

9. Number and aggregate sale price of securities sold during the fiscal year:
Dollars $3,292,916,129
Shares    2,514,299,384


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Dollar $3,292,916,129
Shares   2,514,299,384



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
 (see Instruction B.7):
Dollar $17,694,140
Shares    2,970,453



12 Calculation of registration fee:


     (I)     Aggregate sale price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10):                              $3,292,916,129
     (ii)    Aggregate price of shares issued in connection with
              dividend reinvestment plans (from Item 11, if applicable):          +     17,694,140
     (iii)   Aggregate price of shares redeemed or repurchased during
             	the fiscal year (if applicable):                                                      - 2,386,835,081
     (iv)   Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                                                          +      0
     (v)     Net Aggregate price of securities sold and issued during
              the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):                            923,775,188
     (vi)    Multiplier prescribed by Section 6(b) of the Securities Act
              of 1933 or other applicable law or regulation (see                       x1/50th
              instruction C.6):
     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                   184,755.03


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
 Informal and Other Procedures (17 CFR 202.3a).
                                                    [ X ]
      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: November 15, 1995

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)*/s/ Stephen G Meyer_______
			      __Stephen G Meyer, Controller

        Date November 15, 1995

  Please print the name and title of the signing officer below the signature.

November 15, 1995



Securities & Exchange Commission
450 5th Street, NW
Judiciary Plaza
Washington, DC  20549

Gentlemen:

The Conestoga Family of Funds (the "Company") is a company organized under the laws of the Commonwealth of Massachusetts with its principal place of business in Wayne, Pennsylvania. The Company is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, for the purpose of making definite the number of units of beneficial interest ("Shares") which it has registered under the Securities Act of 1933, as amended, and which it sold during its fiscal year ended October 31, 1995.

As counsel, I have participated in various business and other matters relating to the Company. I have examined copies, either certified or otherwise proved to be genuine, of its Agreement and Declaration of Trust, and Code of Regulations, as now in effect, the minutes of meetings of its Trustees and other documents relating to the Company's organization and operation, and generally am familiar with its business affairs. During its fiscal year ended October 31, 1995, the Company sold 2,517,269,837 Shares (including Dividend Reinvestment plan shares), at an aggregate sales price of $3,310,610,269 and redeemed 2,234,380,764 Shares having an aggregate redemption price of $2,386,835,081. Based upon the foregoing, it is my opinion that:

1.	The Company is authorized to issue an unlimited number of
 Shares, including those Shares now issued and outstanding. Under
 Massachusetts law, such Shares which were issued and subsequently were redeemed by the Company may be resold.

2.	The 2,517,269,837 Shares(including Dividend Reinvestment
 plan shares), sold during the Company's fiscal year ended January 31, 1995, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and non-assessable. I express no legal opinion with respect to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state securities laws in connection with the sale of such Shares.



The Company is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Company. The Declaration of Trust states that creditors of, contractors with and claimants against the Company shall look only to the assets of the Company for payment. It also requires that notice of such disclaimer be given in each contract or instrument made or issued by the officers or the Trustees of the Company on behalf of the Company. The Declaration of Trust further provides:
  (I) for indemnification out of Company assets for all loss and expense of any shareholder held personally liable for the obligations of the Company by virtue of ownership of Shares of the Company; and (ii) for the Company to assume the defense of any claim against the shareholder for any act or obligation of the Company. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Company would be unable to meet its obligations.

I hereby consent to this opinion accompanying the Rule 24f-2 Notice which the Company is about to file with the Securities and Exchange Commission.

Very truly yours,

__________________________
/s/Kevin P. Robins, Esquire
    Kevin P. Robins, Esquire